Bonds and financing - Vasta Platform (Successor) (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 11, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current bonds and financing	R$ 502,882	R$ 440,947
Total non-current liabilities	290,459	1,200,000
Total bonds and financing	R$ 793,341	R$ 1,640,947	R$ 1,658,467
Percentage of non-current bonds and financing	36.60%	73.10%
Percentage of bonds and financing	100.00%	100.00%
Year 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current bonds and financing	R$ 502,882	R$ 440,947
Percentage of current bonds and financing	63.40%	26.90%
Year 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total non-current liabilities	R$ 238,881	R$ 1,000,000
Percentage of non-current bonds and financing	30.10%	60.90%
Year 3
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total non-current liabilities	R$ 51,051	R$ 100,000
Percentage of non-current bonds and financing	6.40%	6.10%
Year 4
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total non-current liabilities	R$ 527	R$ 100,000
Percentage of non-current bonds and financing	0.10%	6.10%
Vasta Platform (Successor)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current bonds and financing		R$ 440,947	339,859
Total non-current liabilities		1,200,000	1,318,608
Total bonds and financing		R$ 1,640,947	R$ 1,658,467	R$ 1,633,300
Percentage of non-current bonds and financing		73.10%
Percentage of bonds and financing		100.00%
Vasta Platform (Successor) | Year 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current bonds and financing		R$ 440,947
Percentage of current bonds and financing		26.90%
Vasta Platform (Successor) | Year 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total non-current liabilities		R$ 1,000,000
Percentage of non-current bonds and financing		60.90%
Vasta Platform (Successor) | Year 3
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total non-current liabilities		R$ 100,000
Percentage of non-current bonds and financing		6.10%
Vasta Platform (Successor) | Year 4
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total non-current liabilities		R$ 100,000
Percentage of non-current bonds and financing		6.10%